FAIR VALUE MEASUREMENTS - Schedule of assets measured at fair value on a recurring basis (Detail) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Assets:
Cash and Marketable securities held in Trust Account	$ 828,064,246	$ 0
Fair Value, Inputs, Level 1 [Member]
Assets:
Cash and Marketable securities held in Trust Account	$ 828,064,246